Commitments and Contingencies (Details Narrative) $ in Thousands							1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 10, 2025 USD ($) Trust Loan	Mar. 17, 2025 USD ($)	Jul. 29, 2024	Apr. 23, 2024 USD ($)	Dec. 16, 2022 USD ($) IncentivePlan	Apr. 18, 2022 Cause	Jun. 30, 2025 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Jan. 30, 2023 USD ($)	Oct. 03, 2022 USD ($)	Feb. 18, 2022 Trust	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 22, 2019 USD ($)	Jun. 12, 2019 USD ($)	Jun. 03, 2019 USD ($) Tranche	May 31, 2019 USD ($)
Loss Contingencies [Line Items]
Rental expense								$ 200	$ 200	$ 100	$ 300	$ 600	$ 5,100
Potential gross capital commitments								$ 37,000		$ 37,000		$ 41,600	47,800
Portfolio percentage of unfunded commitment								95.00%		95.00%		89.00%
Maximum potential negative impact												$ 350,000			$ 350,000
Incentive plans terminated | IncentivePlan					2
Accrual (release) of loss contingency related to arbitration award										$ 62,831	(54,973)	(54,973)	$ 54,973
Relief motion filing period			20 days
Release of loss contingency related to arbitration award												55,000
Loss contingency related to arbitration award												$ 55,000
Arbitration Award [Member]
Loss Contingencies [Line Items]
Accrual (release) of loss contingency related to arbitration award								1,700		$ 62,800	$ 55,000
Bayati Action [Member]
Loss Contingencies [Line Items]
Complaint filing period										20 days		20 days
Lazard Fr?res & Co. LLC [Member]
Loss Contingencies [Line Items]
Damages sought		$ 4,500
Estimated liability		$ 4,500
Payments for legal settlements							$ 2,500
Additional settlement accrual								2,000		$ 2,000		$ 2,000
HCLP Action [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Damages sought	$ 122,000
Loss contingency, number of custody trusts | Trust	25
Damages sought | Loan	2
Paul Capital Advisors Lawsuit [Member
Loss Contingencies [Line Items]
Number of trust advisors | Trust																2
Number of new causes of action | Cause						6
Private Arbitration [Member]
Loss Contingencies [Line Items]
Damages sought					$ 36,300
Loss contingency				$ 55,300
Legal fees				$ 100
Chapter 11 Cases [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Maximum potential negative impact														$ 155,000
Chapter 11 Cases [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Maximum potential negative impact														382,000
Official Committee of Bondholders Motion [Member]
Loss Contingencies [Line Items]
Maximum potential negative impact														$ 500,000
Parent Purchase Of Equity [Member]
Loss Contingencies [Line Items]
Amounts under litigation																				$ 10,000
Parent Loan Trust Commitment [Member]
Loss Contingencies [Line Items]
Amounts under litigation																		$ 79,000				$ 65,000
Parent Loan Trust Commitment Tranche One [Member]
Loss Contingencies [Line Items]
Amounts under litigation																					$ 50,000
Loss contingency, number of tranches | Tranche																					2
Parent Loan Trust Commitment Tranche Two [Member]
Loss Contingencies [Line Items]
Amounts under litigation																			$ 15,000
Parent Capital Contribution [Member]
Loss Contingencies [Line Items]
Amounts under litigation																		$ 79,000
Parent Capital Contribution Preferred Units [Member]
Loss Contingencies [Line Items]
Amounts under litigation																	$ 145,000
Adversary Proceeding [Member]
Loss Contingencies [Line Items]
Estimated liability								$ 34,500		$ 34,500		$ 34,500